Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Operating activities
Net income	$ 2,512,340	$ 783,660	$ 6,656,151
Non-cash item adjustments:
Depreciation	221,394	147,767	169,283
Non-cash operating lease expenses	370,177	362,255	291,102
Gain on disposal of property, plant and equipment			(987,532)
Provision for inventories	186,823	116,115
Loss from early redemption of marketable debt securities		496	10,626
Unrealized loss on Securities Investment	55
Credit loss		33,509	86,741
Deferred income tax expense (recovery)	(55)	(12,428)	(14,087)
Share-based awards	654,595
Change in operating assets and liabilities:
Change in accounts receivable	(753,019)	(254,817)	758,584
Change in accounts receivable – related parties	33,924	(16,362)	164,153
Change in notes receivable	39,590	250,330	(143,023)
Change in prepayment, deposits and other receivable	(326,169)	(518,636)	163,460
Change in due from related parties	319,994	(87,081)	101,564
Change in accounts payable	604,936	(1,497,558)	(628,359)
Change in accounts payable – related parties	1,153,533	(1,232,643)	(917,126)
Change in accruals, and other current liabilities	(81,765)	224,631	(9,228)
Change in contract liabilities	66,635	100,343	23,454
Change in due to related parties		325,976	10,047
Change in income tax payable	1,362,672	(1,079,215)	(216,021)
Change in inventories	1,196,033	1,220,369	(3,277,654)
Change in lease liabilities – operating lease	(335,680)	(366,809)	(283,812)
Cash provided by/(used in) operating activities	7,226,013	(1,500,098)	1,958,323
Investing activities
Payment for acquiring property, plant and equipment	(1,021,495)	(198,701)	(49,960)
Proceeds from disposal of property, plant and equipment			1,923,076
Proceeds from redemption of marketable debt securities		198,718	188,490
Cash provided by/(used in) investing activities	(1,021,495)	17	2,061,606
Financing activities
Repayment of bank loans	(645,415)	(603,790)	(1,661,125)
Payment for offering costs		(1,055,100)	(989,793)
Loan from related parties	200,000
Advance from related parties	3,238,437	20,619,251	24,802,951
Repayment to related parties	(3,552,435)	(22,922,176)	(27,574,783)
Payment of dividend	(400,455)	(1,676,750)
Proceeds from contributions by noncontrolling interests	490,000
Proceeds from issuance of common stock, net of issuance costs		6,340,537
Cash (used in)/provided by financing activities	(669,868)	701,972	(5,422,750)
Effect of exchange rate changes on cash	(27,334)
Net change in cash and cash equivalents and restricted cash	5,507,316	(798,109)	(1,402,821)
Cash and cash equivalents and restricted cash as of beginning of the year	5,161,818	5,959,927	7,362,748
Cash and cash equivalents and restricted cash as of the end of the year	10,669,134	5,161,818	5,959,927
Supplementary Cash Flows Information
Cash paid for interest	101,678	145,951	115,010
Cash received from interest	320,180	40,734	8,003
Cash paid(refund) for income tax	(704,997)	1,218,484	1,327,833
Supplementary Schedule of Non-Cash Investing and Financing Activities
Right-of-use assets obtained in exchange for new operation lease liabilities	1,338,939		710,437
Dividends declared and offset against amounts due from related parties		3,922,795	2,423,077
Amounts due from related parties offset against accounts payable between Danny Wong and a supplier	$ 300,009